Statements of Comprehensive (Loss) Income (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements of Comprehensive (Loss) Income
Net (loss) income	$ (11,828,468)	$ (8,543,847)	$ 1,161,898	$ 223,086
Other comprehensive (loss) income:
Unrealized (losses) gains on marketable securities	(4,494)	(3,050)	(2,906)	5,859
Comprehensive (loss) income	$ (11,832,962)	$ (8,546,897)	$ 1,158,992	$ 228,945